Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,571,635)	$ (2,431,229)	$ (12,507,471)	$ (14,307,104)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,082	163,289	56,115	88,689
Amortization of hybrid debt instrument discount	139,846	0	108,527	0
Non-cash interest expense	104,760	0	153,791	0
Share-based payments	535,678	147,228	2,594,113	1,513,238
Warrant expense for services	(249,218)	0	933,195	239,889
Change in fair value of derivative liability	(136,014)	0	2,125,117	0
Loss on issuance of hybrid debt instrument	1,584,218	0	59,612	0
Hybrid debt instrument issuance costs			(30,933)	0
Loss on disposal of subsidiaries	1,584,218	0	0	1,069,675
Fee paid on disposal of subsidiaries			0	(430,000)
Foreign currency translation			369,947	(353,952)
Other non-cash transactions			(127,875)	0
Changes in operating assets and liabilities:
Other receivables, prepayments and other assets	(43,931)	(97,346)	21,227	(24,468)
Accounts payable, accrued expenses and other liabilities	(147,719)	181,782	943,909	(479,015)
Net cash used in operating activities	(1,774,933)	(2,036,276)	(5,300,726)	(12,683,048)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(14,613)	0	(1,663)	(57,669)
Disposition of property and equipment	0	6,245	7,882	5,487
Cash acquired from acquisition			0	43,502
Cash transferred in connection with Hive Out Agreement			0	(43,502)
Net cash provided by (used in) investing activities	(14,613)	6,245	6,219	(52,182)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of debt	3,500,000	0	3,100,000	0
Payments on debt			(100,000)	0
Proceeds from issuance of common stock			0	10,000,000
Proceeds from exercise of stock options			0	101,933
Payments on loan from related party	(237,048)	0	0	(286,124)
Net cash provided by financing activities	3,262,952	0	3,000,000	9,815,809
Effect of exchange rate change on cash	0	459,218	(80,665)	587,336
Net change in cash, excluding restricted cash	1,473,406	(1,570,813)	(2,375,172)	(2,332,085)
Cash at beginning of period	132,229	2,507,401	2,507,401	4,839,486
Cash at end of period	1,605,635	936,588	132,229	2,507,401
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	0	1,126	592	4,706
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Interest paid in common stock	70,813	0	75,935	0
Non-cash issuance of common stock in connection with pending asset acquisition			3,744,517	0
Non-cash issuance of warrants in connection with debt	1,701,214	0	1,626,344	0
Non-cash recording of derivative liability in connection with debt	$ 3,346,423	$ 0	1,419,105	0
Equity consideration transferred in the acquisition			0	3,750,000
Repurchase and cancellation of common stock in disposal of subsidiaries			$ 0	$ (3,750,000)